ENVIRONMENTAL MATTERS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Emvironmental Matters [Line Items]
Environmental disbursements	$ 115,277	$ 88,928
Commitments for disbursements in project	$ 57,690	$ 123,481
Environmental disbursement one [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Arauco Do Brasil S.A.	Arauco Do Brasil S.A.
Description of name of project	Environmental improvement studies	Environmental improvement studies
Disclosure of status of project	In process	In process
Environmental disbursements	$ 1,008	$ 285
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Property, plant and equipment	Property, plant and equipment
Commitments for disbursements in project	$ 48	$ 417
Estimated completion date of project	2018	2017
Environmental disbursement two [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Arauco Do Brasil S.A.	Arauco Do Brasil S.A.
Description of name of project	Environmental improvement studies	Environmental improvement studies
Disclosure of status of project	In process	In process
Environmental disbursements	$ 1,058	$ 385
Description of nature of disbursement	Expense	Expense
Detailed description of nature of disbursement	Administration expenses	Administration expenses
Commitments for disbursements in project	$ 296	$ 1,231
Estimated completion date of project	2018	2017
Environmental disbursement three [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Celulosa Arauco Y Constitucion S.A.	Celulosa Arauco Y Constitucion S.A.
Description of name of project	Investment projects for the control and management of gas emissions from industrial process	Investment projects for the control and management of gas emissions from industrial process
Disclosure of status of project	In process	In process
Environmental disbursements	$ 5,811	$ 1,585
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Property, plant and equipment	Property, plant and equipment
Commitments for disbursements in project	$ 4,068	$ 1,396
Estimated completion date of project	2018	2017
Environmental disbursement four [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Celulosa Arauco Y Constitucion S.A.	Celulosa Arauco Y Constitucion S.A.
Description of name of project	Environmental improvement studies	Investment projects for the control and management of gas emissions from industrial process
Disclosure of status of project	In process	In process
Environmental disbursements	$ 17,435	$ 476
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Property, plant and equipment	Property, plant and equipment
Commitments for disbursements in project	$ 20,694	$ 8,085
Estimated completion date of project	2018	2018
Environmental disbursement five [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Celulosa Arauco Y Constitucion S.A.	Celulosa Arauco Y Constitucion S.A.
Description of name of project	Environmental improvement studies	Environmental improvement studies
Disclosure of status of project	Finished	In process
Environmental disbursements	$ 10,326	$ 611
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Property, plant and equipment	Property, plant and equipment
Commitments for disbursements in project	$ 0	$ 20,658
Estimated completion date of project		2017
Environmental disbursement six [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Celulosa Arauco Y Constitucion S.A.	Celulosa Arauco Y Constitucion S.A.
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Environmental improvement studies
Disclosure of status of project	In process	Finished
Environmental disbursements	$ 47,512	$ 1,271
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Property, plant and equipment	Property, plant and equipment
Commitments for disbursements in project	$ 17,837	$ 0
Estimated completion date of project	2018
Environmental disbursement seven [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Celulosa Arauco Y Constitucion S.A.	Celulosa Arauco Y Constitucion S.A.
Description of name of project	Environmental improvement studies	Environmental improvement studies
Disclosure of status of project	In process	In process
Environmental disbursements	$ 26,578	$ 1,218
Description of nature of disbursement	Expense	Assets
Detailed description of nature of disbursement	Operating cost	Property, plant and equipment
Commitments for disbursements in project	$ 6,214	$ 14,736
Estimated completion date of project	2018	2018
Environmental disbursement eight [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Arauco Argentina S.A.	Celulosa Arauco Y Constitucion S.A.
Description of name of project	Construction emisario	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	In process
Environmental disbursements	$ 2,312	$ 51,703
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Property, plant and equipment	Property, plant and equipment
Commitments for disbursements in project	$ 797	$ 64,450
Estimated completion date of project	2018	2017
Environmental disbursement nine [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Arauco Argentina S.A.	Celulosa Arauco Y Constitucion S.A.
Description of name of project	Expansion of solid industrial waste dumpsite for management of these in the future	Environmental improvement studies
Disclosure of status of project	In process	In process
Environmental disbursements	$ 139	$ 26,990
Description of nature of disbursement	Assets	Expense
Detailed description of nature of disbursement	Property, plant and equipment	Operating cost
Commitments for disbursements in project	$ 28	$ 4,180
Estimated completion date of project	2018	2018
Environmental disbursement ten [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Arauco Argentina S.A.	Celulosa Arauco Y Constitucion S.A.
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Expansion of solid industrial waste dumpsite for management of these in the future
Disclosure of status of project	In process	Finished
Environmental disbursements	$ 19	$ 144
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Property, plant and equipment	Property, plant and equipment
Commitments for disbursements in project	$ 5,921	$ 0
Estimated completion date of project	2018
Environmental disbursement eleven [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Maderas Arauco S.A.	Arauco Argentina S.A
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Construction emisario
Disclosure of status of project	In process	In process
Environmental disbursements	$ 432	$ 8
Description of nature of disbursement	Expense	Assets
Detailed description of nature of disbursement	Administration expenses	Property, plant and equipment
Commitments for disbursements in project	$ 0	$ 824
Estimated completion date of project	2018	2017
Environmental disbursement twelve [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Maderas Arauco S.A.	Arauco Argentina S.A
Description of name of project	Expansion of solid industrial waste dumpsite for management of these in the future	Expansion of solid industrial waste dumpsite for management of these in the future
Disclosure of status of project	In process	In process
Environmental disbursements	$ 1,346	$ 187
Description of nature of disbursement	Expense	Assets
Detailed description of nature of disbursement	Operating cost	Property, plant and equipment
Commitments for disbursements in project	$ 0	$ 124
Estimated completion date of project		2017
Environmental disbursement thirteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Maderas Arauco S.A.	Arauco Argentina S.A
Description of name of project	Environmental improvement studies	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	In process
Environmental disbursements	$ 89	$ 183
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Property, plant and equipment	Property, plant and equipment
Commitments for disbursements in project	$ 332	$ 6,112
Estimated completion date of project		2017
Environmental disbursement fourteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Forestal Arauco S.A.	Paneles Arauco S.A.
Description of name of project	Environmental improvement studies	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	Finished
Environmental disbursements	$ 983	$ 1,332
Description of nature of disbursement	Expense	Expense
Detailed description of nature of disbursement	Administration expenses	Operating cost
Commitments for disbursements in project	$ 1,165	$ 0
Estimated completion date of project	2018
Environmental disbursement fifteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary	Forestal los Lagos S.A.	Paneles Arauco S.A.
Description of name of project	Environmental improvement studies	Expansion of solid industrial waste dumpsite for management of these in the future
Disclosure of status of project	In process	Finished
Environmental disbursements	$ 229	$ 465
Description of nature of disbursement	Expense	Expense
Detailed description of nature of disbursement	Operating cost	Administration expenses
Commitments for disbursements in project	$ 290	$ 0
Estimated completion date of project	2018
Environmental disbursement sixteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary		Paneles Arauco S.A.
Description of name of project		Environmental improvement studies
Disclosure of status of project		In process
Environmental disbursements		$ 1,217
Description of nature of disbursement		Assets
Detailed description of nature of disbursement		Property, plant and equipment
Commitments for disbursements in project		$ 304
Estimated completion date of project		2017
Environmental disbursement seventeen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary		Forestal Arauco S.A. (Ex-Forestal Celco S.A.)
Description of name of project		Environmental improvement studies
Disclosure of status of project		In process
Environmental disbursements		$ 643
Description of nature of disbursement		Expense
Detailed description of nature of disbursement		Administration expenses
Commitments for disbursements in project		$ 946
Estimated completion date of project		2017
Environmental disbursement eighteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Name of subsidiary		Forestal Los Lagos S.A
Description of name of project		Environmental improvement studies
Disclosure of status of project		In process
Environmental disbursements		$ 225
Description of nature of disbursement		Expense
Detailed description of nature of disbursement		Operating cost
Commitments for disbursements in project		$ 18
Estimated completion date of project		2017